United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-03586

                            Alliance Municipal Trust
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: June 30, 2003

                     Date of reporting period: June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


STATEMENT OF NET ASSETS
June 30, 2003

                                    Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------
 Principal
  Amount
   (000)   Security(a)               Yield            Value
--------------------------------------------------------------------------------
           MUNICIPAL
           BONDS-91.4%
           ALABAMA-3.3%
           Alabama HFA MFHR
           (Parklane Apts. Project)
           Series 02B
$   2,850  3/01/27 (b)............  1.15%          $ 2,850,000
           Alabama HFA MFHR
           (Sterling Pointe Apts.)
           Series 02A AMT
    4,500  2/01/23 (b)............  1.10             4,500,000
           Alabama IDA
           (Homeland Vinyl
           Products) Series 94 AMT
    5,590  11/01/14 (b)...........  1.15             5,590,000
           Alabama Special
           Care Facilities
           Financing Authority
           (Ascension Health
           Credit) Series 99B
   12,485  11/15/39 (b)............  0.95           12,485,000
           Chatom IDB PCR
           (AEC Project)
           Series 01 AMT
    5,000  4/01/31 (b)............  1.15             5,000,000
           Mobile IDA
           (Hosea O. Weaver &
           Sons Project)
           Series 99 AMT
    3,000  3/01/09 (b)............  1.25             3,000,000
                                                   -----------
                                                    33,425,000
                                                   -----------
           ARIZONA-1.9%
           Arizona School
           District TAN
           (Financing Program)
           Series 02
    8,400  7/31/03................  1.40             8,404,093
           Maricopa County
           IDA MFHR
           (Las Gardenias Apts.)
           Series 00A AMT
    4,495  4/15/33 (b)............  1.00             4,495,000

           Pinal County IDA
           SWDR
           (Milky Way Dairy
           LLC Project)
           Series 02
    6,750  4/01/32 (b)............  1.20             6,750,000
                                                   -----------
                                                    19,649,093
                                                   -----------
           ARKANSAS-0.8%
           Arkansas Development
           Finance Authority
           (Teris LLC Project)
           Series 02 AMT
    4,000  3/01/21 (b)............  1.10             4,000,000
           Union County SWDR
           (Deltic Timber/Temple
           Inland) Series 97A AMT
    4,500  10/01/27 (b)...........  1.05             4,500,000
                                                   -----------
                                                     8,500,000
                                                   -----------
           CALIFORNIA-0.5%
           California Department
           of Water Resources
           (Power Supply Revenue)
           Series 02C-11
    5,500  5/01/22 (b)......... ..  0.90             5,500,000
                                                   -----------
           COLORADO-2.2%
           Colorado Agriculture
           Development Authority
           (Rocky Mountain
           Milling LLC)
           Series 00 AMT
    3,000  9/01/10 (b)......... ..  1.20             3,000,000
           Colorado Health
           Facilities Authority
           (Bethsda Living
           Centers Projects)
           Series 99
    3,000  8/15/30 (b)......... ..  1.00             3,000,000
           Colorado Housing &
           Finance Authority
           (Single Family Mortgage)
           Series 03A-5 AMT
    2,500  3/01/04............. ..  1.20             2,500,000

                                    Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------
 Principal
  Amount
   (000)   Security(a)               Yield            Value
--------------------------------------------------------------------------------
           Colorado Housing &
           Finance Authority
           SWDR (Waste
           Management, Inc.
           Project) Series 02 AMT
$  14,160  7/01/27 (b)......... ..  1.05%          $14,160,000
                                                   -----------
                                                    22,660,000
                                                   -----------
           DELAWARE-2.8%
           Delaware Economic
           Development Authority
           IDR
           (Delaware Clean
           Power Project Motiva
           Enterprises)
           Series 97A AMT
   27,900  8/01/29 (b)......... ..  1.15            27,900,000
                                                   -----------
           DISTRICT OF
           COLUMBIA-0.2%
           District of Columbia
           GO
           Series 00B FSA
    1,600  6/01/30 (b)......... ..  1.05             1,600,000
                                                   -----------
           FLORIDA-0.8%
           Broward County HFA
           MFHR
           (Sawgrass Pines
           Apts.)
           Series 93A AMT
    5,500  11/01/23 (b)........ ..  1.03             5,500,000
           Hillsborough County
           IDA
           (Tampa Metro
           Area YMCA Project)
           Series 00
    2,400  3/01/25 (b)......... ..  1.05             2,400,000
                                                   -----------
                                                     7,900,000
                                                   -----------
           GEORGIA-3.2%
           Dekalb County Housing
           Authority MFHR
           (Signature
           Station Apts.)
           Series 01 AMT
   17,000  8/01/33 (b)......... ..  1.15            17,000,000
           East Point Housing
           Authority MFHR
           (Eagles Crest Apts.
           Project) Series 03 AMT
    6,000  6/01/36 (b)......... ..  1.20             6,000,000

           Savannah Economic
           Development Authority
           (Georgia Kaolin)
           Series 97 AMT
    6,000  7/01/27 (b)......... ..  1.10%            6,000,000
           Tattnall County IDA
           (Rotary Corp.
           Project)
           Series 99 AMT
    3,800  9/01/11 (b)......... ..  1.10             3,800,000
                                                   -----------
                                                    32,800,000
                                                   -----------
           ILLINOIS-7.8%
           Aurora, Kane,
           Du Page IDA
           (Yeomans Chicago
           Project)
           Series 98 AMT
    6,000  11/01/28 (b)........ ..  1.15             6,000,000
           Bolingbrook HFA
           MFHR (Amberton
           Apts.) Series 97A AMT
    7,000  2/15/31 (b)......... ..  1.08             7,000,000
           City of Chicago
           (J.M.B. Moesle
           LLC Project)
           Series 01 AMT
    2,000  1/01/31 (b)......... ..  1.20             2,000,000
           East Moline IDR
           (Elliott Aviation
           Project) Series 99 AMT
    1,200  12/01/19 (b)........ ..  1.15             1,200,000
           Harvey MFHR
           (Bethlehem Village)
           Series 97 AMT
    3,400  12/01/27 (b)........ ..  1.27             3,400,000
           Illinois Development
           Finance Authority
           (Tajon Warehousing
           Corp.) Series A AMT
    3,100  1/01/10 (b)......... ..  1.09             3,100,000
           Illinois Development
           Finance Authority
           (Trim-Rite Food Corp.
           Project) Series 00 AMT
    5,670  12/01/25 (b)........ ..  1.15             5,670,000

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------
 Principal
  Amount
   (000)   Security(a)               Yield            Value
--------------------------------------------------------------------------------
           Illinois Development
           Finance Authority
           (Valspar Corp.)
           Series 95 AMT
$   6,000  8/01/15 (b).........     1.10%          $ 6,000,000
           Illinois Development
           Finance Authority
           IDR
           (R.A. Zweig,
           Inc. Project)
           Series 98 AMT
    5,330  6/01/18 (b).........     1.10             5,330,000
           Illinois Development
           Finance Authority
           MFHR
           (Butterfield
           Creek Assoc.)
           Series 99 AMT
    6,750  4/01/39 (b).........     1.15             6,750,000
           Illinois Development
           Finance Authority
           MFHR
           (Cinnamon
           Lake Towers)
           Series 97 AMT
    5,260  4/15/37 (b).........     1.10             5,260,000
           Illinois Development
           Finance Authority
           MFHR
           (Lakeview
           Partners 1)
           Series 98 AMT
    5,225  1/01/28 (b).........     1.15             5,225,000
           Illinois Educational
           Facilties Authority
           (Cultural Pooled
           Financing) Series 98
    4,705  3/01/28 (b).........     1.00             4,705,000
           Illinois Housing
           Development Authority
           MFHR
           (Sterling Towers
           Project)
           Series 01 AMT
    3,100  10/01/35 (b)........     1.09             3,100,000
           Lake County IDR
           (Northpoint Associates
           LLC Project)
           Series 94 AMT
    2,000  7/01/29 (b).........     1.10             2,000,000
           Rock Island
           Metropolitan Airport
           Authority
           (Elliot Aviation
           Project) Series 98 AMT
    2,200  12/01/18 (b)........     1.15             2,200,000
           Rock Island
           Metropolitan Airport
           Authority
           (Quad City
           International Airport
           Project) Series 98 AMT
    2,415  12/01/18 (b)........     1.15             2,415,000
           Southwestern
           Development
           Authority SWDR
           (Shell Oil Co./ Wood
           River Project)
           Series 91 AMT
    1,800  8/01/21 (b).........     0.97             1,800,000
           Tinley Park IDR
           (Mariah Partners
           Project)
           Series 03 AMT
    4,045  6/01/33 (b).........     1.06             4,045,000
           Upper Illinois River
           Valley Development
           Authority IDR
           (Tri-Con Materials
           Project) Series 01 AMT
    1,165  6/01/21 (b).........     1.20             1,165,000
                                                   -----------
                                                    78,365,000
                                                   -----------
           INDIANA-2.1%
           City of Indianapolis
           (Local Public
           Improvement Bond)
           Series 03B
   10,000  7/08/03.............     1.13            10,001,656
           Princeton IDA
           (Orion Denki
           America, Inc. Project)
           Series 87 AMT
    3,845  5/01/17 (b).........     1.28             3,845,000
           Valparaiso IDA
           (Block Heavy &
           Highway Products)
           Series 99 AMT
    3,555  5/01/19 (b).........     1.15             3,555,000

                                    Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------
 Principal
  Amount
   (000)   Security(a)               Yield            Value
--------------------------------------------------------------------------------
           Westfield IDR
           (PL Porter Project)
           Series 89 AMT
$   4,000  12/01/09 (b)........     1.18%          $ 4,000,000
                                                   -----------
                                                    21,401,656
                                                   -----------
           KANSAS-1.6%
           Colwich IDR
           (Epco Carbondioxide
           Products)
           Series 99 AMT
    1,595  8/01/14 (b).........     1.15             1,595,000
           Dodge City IDR
           (Farmland National
           Beef Packing Co.)
           Series 00 AMT
    6,000  3/01/15 (b).........     1.20             6,000,000
           Liberal IDR
           (Farmland National
           Beef Packing Co.)
           Series 00 AMT
    5,850  10/01/09 (b)........     1.20             5,850,000
           Wyandotte County
           MFHR
           (Royal Ridge
           Apts.)
           Series 02A-1
    2,695  6/15/35 (b).........     1.05             2,695,000
                                                   -----------
                                                    16,140,000
                                                   -----------
           KENTUCKY-1.4%
           Breckinridge County
           (Kentucky Association
           of Counties Leasing
           Trust) Series 99
    6,160  12/01/29 (b)........     1.08             6,160,000
           Jefferson County IDA
           (Strawberry Lane
           Venture) AMT
    1,990  6/01/19 (b).........     1.15             1,990,000
           Montgomery County
           (Conn Fineblanking
           Corp. Project)
           Series 96 AMT
    5,500  8/01/15 (b).........     1.15             5,500,000
                                                   -----------
                                                    13,650,000
                                                   -----------
           LOUISIANA-1.9%
           Caddo-Bossier Port
           (Oakley Louisiana, Inc.
           Project) Series 98 AMT
    3,635  1/01/28 (b).........     1.15%            3,635,000
           Louisiana Offshore
           Terminal Authority
           (Deepwater Port)
           Series 03B
    5,700  9/01/14 (b).........     1.05             5,700,000
           Louisiana Public
           Facilities Authority
           (Equipment & Capital
           Facilties)
           Series 03A
    7,140  7/01/28 (b).........     1.03             7,140,000
           St. Charles Parish PCR
           (Shell Oil Co. Project)
           Series 92A AMT
    2,500  10/01/22 (b)........     0.97             2,500,000
                                                   -----------
                                                    18,975,000
                                                   -----------
           MAINE-0.9%
           Maine MFHR
           (Park Village Apts.)
           AMT
    9,000  10/28/32 (b)........     1.05             9,000,000
                                                   -----------
           MARYLAND-2.2%
           Maryland Stadium
           Authority
           (Sports Facilities
           Lease) Series 99 AMT
   22,170  12/15/19 (b)........     1.00            22,170,000
                                                   -----------
           MASSACHUSETTS-2.2%
           Massachusetts
           Development
           Finance Agency
           (Masonic Nursing
           Home) Series 02
   17,000  7/01/32 (b).........     1.13            17,000,000
           Massachusetts GO
           (Central Artery)
           Series 00A
    1,500  12/01/30 (b)........     0.95             1,500,000

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------
 Principal
  Amount
   (000)   Security(a)               Yield            Value
--------------------------------------------------------------------------------
           Massachusetts Water
           Resource Authority
           (Multi-Modal)
           Series 01B FGIC
$   3,600  8/01/31 (b).........     1.00%          $ 3,600,000
                                                   -----------
                                                    22,100,000
                                                   -----------
           MICHIGAN-2.5%
           Michigan Municipal
           Bond Authority RAN
           Series 02C-1
    9,000  8/22/03.............     1.40             9,010,741
           Michigan Strategic
           Fund
           (Donnelly Corp.
           Project) Series A AMT
    2,000  3/01/10 (b).........     1.15             2,000,000
           Michigan Strategic Fund
           (Republic Services, Inc.
           Project) Series 01 AMT
    5,000  8/01/31 (b).........     1.05             5,000,000
           Michigan Strategic
           Fund SWDR
           (Grayling Generating
           Project) Series 90 AMT
    9,623  1/01/14 (b).........     1.02             9,623,000
                                                   -----------
                                                    25,633,741
                                                   -----------
           MINNESOTA-3.1%
           Hennepin County
           MFHR
           (City Apts. at
           Loring Park)
           Series 01 AMT
    2,600  6/15/34 (b).........     1.10             2,600,000
           Hennepin County
           MFHR
           (Stone Arch
           Apts. Project)
           Series 02 AMT
    2,800  4/15/35 (b).........     1.05             2,800,000
           Minnesota HFA
           Series 02K AMT
   14,105  7/01/36 (b).........     1.35            14,105,000
           Montrose IDR
           (Lyman Lumber Co.
           Project) Series 01 AMT
    2,205  5/01/26 (b).........     1.10             2,205,000

           St. Louis Park MFHR
           (Newport on Seven
           Apts.) Series 01 AMT
    5,120  9/15/31 (b).........     1.05%            5,120,000
           St. Paul Port Authority
           District
           (Heating Revenue)
           Series 03F AMT
    4,000  12/01/23 (b)........     1.10             4,000,000
                                                   -----------
                                                    30,830,000
                                                   -----------
           MISSISSIPPI-4.7%
           Mississippi Business
           Finance Corp.
           (H.M. Richards, Inc.
           Project) Series 01 AMT
    2,610  12/01/16 (b)........     1.15             2,610,000
           Mississippi Business
           Finance Corp. IDR
           (Corinthian, Inc. Project)
           Series 01 AMT
    5,410  6/01/16 (b).........     1.15             5,410,000
           Mississippi Business
           Finance Corp. IDR
           (Epco Carbondioxide
           Products, Inc.)
           Series 02 AMT
    3,500  3/01/17 (b).........     1.15             3,500,000
           Mississippi Business
           Finance Corp. IDR
           (Howard Industries
           Project) Series 02 AMT
    3,675  10/01/08 (b)........     1.15             3,675,000
           Mississippi Business
           Finance Corp. IDR
           (Silver Creek Co. Project)
           Series 01 AMT
    7,395  6/01/19 (b).........     1.15             7,395,000
           Mississippi Home
           Corp. MFHR
           (Highland Park Apts.)
           Series 01-4 AMT
    7,500  12/01/31 (b)........     1.15             7,500,000
           Mississippi Home
           Corp. MFHR
           (Summer Park Apts.)
           Series 99D-1 AMT
    9,800  10/01/29 (b)........     1.15             9,800,000

                                    Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------
 Principal
  Amount
   (000)   Security(a)               Yield            Value
--------------------------------------------------------------------------------
           Mississippi Home
           Corp. MFHR
           (Summer Park Apts.)
           Series 99D-2 AMT
$     750  10/01/29 (b)........     1.15%          $   750,000
           Prentiss County IDA
           (Heidelberg Eastern)
           AMT
    6,650  10/01/17 (b)........     1.50             6,650,000
                                                   -----------
                                                    47,290,000
                                                   -----------
           MISSOURI-1.8%
           Missouri Higher
           Education Loan
           Authority
           (Student
           Loan Revenue)
           Series 90A AMT
   15,000  12/01/05 (b)........     1.00            15,000,000
           St. Louis IDA
           (Hammert's Iron
           Works, Inc.)
           Series 99 AMT
    3,400  6/01/09 (b).........     1.10             3,400,000
                                                   -----------
                                                    18,400,000
                                                   -----------
           NEBRASKA-0.2%
           York County IDR
           (Epco Carbondioxide
           Products)
           Series 98 AMT
    1,800  9/01/08 (b).........     1.15             1,800,000
                                                   -----------
           NEVADA-0.5%
           Nevada Business &
           Industry Department
           (575 Mill St. Project)
           Series 98A AMT
    3,195  12/01/28 (b)........     1.15             3,195,000
           Nevada Housing
           Division MFHR
           (City Center Las
           Vegas Project)
           Series 02A AMT
    1,750  4/01/35 (b).........     1.00             1,750,000
                                                   -----------
                                                     4,945,000
                                                   -----------
           NEW
           HAMPSHIRE-0.7%
           New Hampshire
           Health & Education
           Facilties Authority
           (Huntington at
           Nashua)
           Series 03B
    7,000  5/01/13 (b).........     1.08             7,000,000
                                                   -----------
           NEW YORK-3.3%
           East Meadow NY
           Union Free School
           District BAN
           Series 03
   16,000  8/22/03.............     1.43            16,006,063
           New York City
           Housing Development
           Corp. MFHR
           (The Foundry)
           Series 02A AMT
    9,000  8/15/32 (b).........     0.96             9,000,000
           New York HFA
           (101 West End
           Ave. Project)
           Series 00 AMT
    7,900  5/15/31 (b).........     0.90             7,900,000
                                                   -----------
                                                    32,906,063
                                                   -----------
           NORTH CAROLINA-0.5%
           Johnston County IDA
           (Mebane Packaging
           Corp.) AMT
    1,683  12/01/05 (b)........     1.15             1,683,000
           Randolph County
           PCR
           (Wellmark, Inc.
           Project)
           Series 01 AMT
    2,150  2/01/16 (b).........     1.15             2,150,000
           Winston Salem COP
           (Risk Acceptance
           Management Corp.)
           Series 88
      525  7/01/09 (b).........     1.05               525,000
           Winston Salem Water
           & Sewer Systems
           Series 02C
      500  6/01/28 (b).........     1.00               500,000
                                                   -----------
                                                     4,858,000
                                                   -----------

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------
 Principal
  Amount
   (000)   Security(a)               Yield            Value
--------------------------------------------------------------------------------
           NORTH DAKOTA-1.7%
           Hebron IDA
           (Dacco, Inc. Project)
           Series 98 AMT
$   2,865  3/01/15 (b).........     1.10%          $ 2,865,000
           Richland County
           SWDR
           (Minnesota-
           Dakota Farmers
           Cooperative Project)
           Series 02 AMT
   14,000  4/01/19 (b).........     1.15            14,000,000
                                                   -----------
                                                    16,865,000
                                                   -----------
           OHIO-0.4%
           Avon Local School
           District GO BAN
           Series 03
    3,600  12/18/03............     0.95             3,609,479
                                                   -----------
           OKLAHOMA-0.2%
           Broken Arrow
           Economic Development
           Authority
           (Paragon Films
           Project) AMT
    1,970  8/01/04 (b).........     1.30             1,970,000
                                                   -----------
           OREGON-0.7%
           Gilliam County
           SWDR
           (Waste Management
           Project)
           Series 00A AMT
    5,900  8/01/25 (b).........     1.05             5,900,000
           Oregon Economic
           Development Corp.
           (McFarland Cascade
           Project) AMT
    1,690  11/01/16 (b)........     1.10             1,690,000
                                                   -----------
                                                     7,590,000
                                                   -----------
           PENNSYLVANIA-2.4%
           Delaware Valley
           Regional Finance
           Authority
           (Local Government
           Revenue) Series 86
    9,900  8/01/16 (b).........     0.95             9,900,000
           Indiana County IDA
           PCR
           (Exelon Generation Co.)
           Series 03A AMT
    1,000  6/01/27 (b).........     1.10             1,000,000
           Pennsylvania
           Higher Education
           (Student Loan
           Revenue Bonds)
           Series 01B AMT PPB
   13,700  1/01/17 (b).........     1.98            13,700,000
                                                   -----------
                                                    24,600,000
                                                   -----------
           RHODE ISLAND-0.9%
           Rhode Island
           (Student Loan
           Revenue)
           Series 95-1 AMT
    4,200  7/01/19 (b).........     1.03             4,200,000
           Rhode Island
           (Student Loan
           Revenue)
           Series 96-2 AMT
    5,000  6/01/26 (b).........     1.03             5,000,000
                                                   -----------
                                                     9,200,000
                                                   -----------
           TENNESSEE-3.0%
           Blount County IDR
           (Advanced Crystal
           Technology, Inc.)
           Series 88 AMT
    1,800  8/01/08 (b).........     1.20             1,800,000
           Stewart County IDR
           SWDR
           (Standard Gypsum Project)
           Series 99 AMT
   28,150  5/01/34 (b).........     1.05            28,150,000
                                                   -----------
                                                    29,950,000
                                                   -----------
           TEXAS-10.8%
           Bexar County Health
           Facilities Development
           Corp.
           (Air Force Village)
           Series 00
    3,900  8/15/30 (b).........     1.00             3,900,000
           Brazos River Harbor
           Navigation District
           (Joint Venture Project)
           Series 98 AMT
    2,800  9/01/18 (b).........     1.00             2,800,000
           Calhoun County IDA
           (Formosa Plastics Corp.
           Project) Series 94 AMT
    6,700  11/01/15 (b)........     1.03             6,700,000

                                    Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------
 Principal
  Amount
   (000)   Security(a)               Yield            Value
--------------------------------------------------------------------------------
           Camp County IDA
           (Pilgrims Pride Corp.)
           Series 99 AMT
$   8,000  7/01/29 (b).........     1.05%          $ 8,000,000
           Corpus Christi IDA
           (De Dietrich, Inc.)
           Series 88 AMT
    3,000  11/01/08 (b)........     1.13             3,000,000
           Corpus Christi IDA
           (De Dietrich, Inc.)
           Series 89 AMT
    2,000  11/01/08 (b)........     1.13             2,000,000
           Gulf Coast Waste
           Disposal Authority
           (Amoco Oil Co. Project)
           Series 95 AMT
    2,440  7/01/27 (b).........     0.97             2,440,000
           Harris County Housing
           Finance Corp. MFHR
           (Park at Kirkstall Apts.)
           Series 02
   14,500  12/01/32 (b)........     1.15            14,500,000
           Port Beaumont IDR
           (EPCO Carbondioxide
           Products)
           Series 98 AMT
    3,000  2/01/09 (b).........     1.15             3,000,000
           Port Arthur
           Navigation District
           (Motiva Enterprises
           Project) Series 02 AMT
   10,945  12/01/27 (b)........     1.25            10,945,000
           Tarrant County
           Housing Finance
           Corp. MFHR
           (Sycamore School
           Apts.)
           Series 03 AMT
    6,400  1/01/33 (b).........     1.15             6,400,000
           Texas TRAN
           Series 02
   45,000  8/29/03.............     1.41            45,097,544
                                                   -----------
                                                   108,782,544
                                                   -----------
           UTAH-0.4%
           Salt Lake County IDR
           (SPS Technologies,
           Inc. Project) AMT
    4,500  12/01/12 (b)........     1.15             4,500,000
                                                   -----------
           VIRGINIA-0.3%
           Henrico EDA
           (White Oak
           Semiconductor)
           Series 00 AMT
    3,188  10/01/27 (b)........     1.05             3,188,000
                                                   -----------
           WASHINGTON-8.4%
           Olympia Economic
           Development Corp.
           (Spring Air Northwest
           Project)
           Series 98 AMT
    1,180  11/01/23 (b)........     1.10             1,180,000
           Port Bellingham
           (BP West Coast
           Products LLC Project)
           Series 02 AMT
    4,300  12/01/33 (b)........     0.97             4,300,000
           Washington Economic
           Development Finance
           Authority
           (Darigold, Inc./
           Westfarm Foods)
           Series 01 AMT
    7,375  8/01/24 (b).........     1.15             7,375,000
           Washington Economic
           Development Finance
           Authority SWDR
           (Waste Management
           Project)
           Series 00H AMT
    6,825  10/01/25 (b)........     1.06             6,825,000
           Washington Economic
           Development Finance
           Authority SWDR
           (Waste Management,
           Inc. Project)
           Series 02D AMT
   8,000   7/01/27 (b)              1.05             8,000,000
           Washington Economic
           Development Finance
           Authority SWDR
           (Waste Management,
           Inc. Project)
           Series 02E AMT
    5,000  7/01/30 (b).........     1.05             5,000,000

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------
 Principal
  Amount
   (000)   Security(a)               Yield            Value
--------------------------------------------------------------------------------
           Washington Housing
           Finance Commission
           MFHR
           (Assisted Living
           Concepts) AMT
$   5,500  1/01/17 (b).........     1.10%          $ 5,500,000
           Washington Housing
           Finance Commission
           MFHR
           (Evergreen Ridge Apts.
           Project) AMT
    2,115  12/01/24 (b)........     1.10             2,115,000
           Washington
           Housing Finance
           Commission MFHR
           (Hamilton Place) AMT
    2,775  7/01/28 (b).........     1.03             2,775,000
           Washington Housing
           Finance Commission
           MFHR
           (Heatherstone Apts.)
           Series 95 AMT
    8,285  7/01/25 (b).........     1.03             8,285,000
           Washington Housing
           Finance Commission
           MFHR
           (Larkin Place Apts.)
           Series 96 AMT
    5,140  7/01/28 (b).........     1.03             5,140,000
           Washington Housing
           Finance Commission
           MFHR
           (LTC Properties,
           Inc. Project) AMT
    1,860  12/01/15 (b)........     1.10             1,860,000
           Washington Housing
           Finance Commission
           MFHR
           (Marketplace Apts.)
           Series 97A AMT
    6,020  7/01/29 (b).........     1.03             6,020,000
           Washington Housing
           Finance Commission
           MFHR
           (Oxford Square Apts.)
           Series 98A AMT
    2,250  12/01/28 (b)........     1.10             2,250,000
           Washington Housing
           Finance Commission
           MFHR
           (Pacific Inns Apts.
           Project)
           Series A AMT
    2,575  5/01/28 (b).........     1.10             2,575,000
           Washington Housing
           Finance Commission
           MFHR
           (Sherwood
           Springs Apts.)
           Series 97 AMT
    3,720  9/01/27 (b).........     1.10             3,720,000
           Washington Housing
           Finance Commission
           MFHR
          (Summerglen Apts.
           Project)
           Series 95 AMT
    1,115  11/01/25 (b)........     1.10             1,115,000
           Washington Housing
           Finance Commission
           MFHR
           (Twin Ponds)
           Series 98A AMT
    5,515  2/01/28 (b).........     1.03             5,515,000
           Washington SWDR
           (Waste Management
           Project)
           Series 01C AMT
    5,500  2/01/26 (b).........     1.06             5,500,000
                                                    ----------
                                                    85,050,000
                                                    ----------
           WEST VIRGINIA-2.4%
           Marion County SWDR
           (Grant Town Cogeneration
           Project)
           Series 91B AMT
   10,170  10/01/17 (b)........     1.05            10,170,000
           Marion County SWDR
           (Grant Town Cogeneration
           Project)
           Series 92A AMT
    9,200  10/01/17 (b)........     1.05             9,200,000
           Putnam County
           (Flexsys America
           Project)
           Series A AMT
    5,000  10/01/25 (b)........     1.05             5,000,000

                                    Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------
 Principal
  Amount
   (000)   Security(a)               Yield            Value
--------------------------------------------------------------------------------
           West Virginia Hospital
           Finance Authority
           (WVHA Pooled Loan
            Finance Program)
           Series 00A
$     245  8/01/30 (b).........     1.15%           $  245,000
                                                    ----------
                                                    24,615,000
                                                    ----------
           WISCONSIN-4.2%
           Antigo Wisconsin IDA
           (Plaspack USA, Inc.)
           Series 98A AMT
    2,100  12/01/18 (b)........     1.15             2,100,000
           Farmington IDR
           (Swiss Valley Farms
           Co. Project)
           Series 00 AMT
    2,700  11/01/20 (b)........     1.10             2,700,000
           Kaukauna IDR
           (Valley Tissue)
           Series A AMT
    1,915  9/01/20 (b).........     1.15             1,915,000
           Kenosha IDR
           (Leblanc Corp.
           Project)
           Series 98A AMT
    1,500  12/01/18 (b)........     1.15             1,500,000
           Milwaukee RAN
           Series 02B
   22,000  8/28/03.............     1.43            22,045,623
           Onalaska IDA
           (Empire Screen
           Printing)
           Series 98 AMT
    1,740  5/01/18 (b).........     1.15             1,740,000
           Wisconsin Housing
           & Economic
           Development
           Authority
           (Homeownership)
           Series 02C
    2,375  9/01/22 (b)               1.00            2,375,000
           Wisconsin Housing
           & Economic
           Development Authority
           (Homeownership)
           Series 02E AMT
    7,890  9/01/32 (b).........     1.00             7,890,000
                                                   -----------
                                                    42,265,623
                                                   -----------
           WYOMING-2.5%
           Campbell County IDR
           (Two Elk Power
           Generation Station
           Project)
           Series 00 AMT
   25,000  12/01/30 (b)........     1.60            25,000,000
                                                   -----------
           Total Municipal Bonds
           (amortized cost
           $922,584,199).......                    922,584,199
                                                   -----------
           COMMERCIAL
           PAPER-11.3%
           KENTUCKY-2.0%
           Pendleton County
           (Kentucky Assoc. of
           County Leasing)
   20,000  9/12/03.............     1.05            20,000,000
                                                   -----------
           MINNESOTA-1.0%
           St. Paul Metropolitan
           Airport (Subordinated
           Revenue Notes)
           Series B AMT
   10,500  7/11/03.............     1.10            10,500,000
                                                   -----------
           NEW YORK-4.6%
           New York City
           Municipal Water
           Authority
           Series 5A
   15,000  8/11/03.............     1.00            15,000,000
           New York State
           Power Authority
           Series 2
   25,000  9/09/03.............     0.90            25,000,000
           Port Authority of
           New York &
           New Jersey
           AMT
    6,010  8/08/03.............     1.10             6,010,000
                                                   -----------
                                                    46,010,000
                                                   -----------
           PENNSYLVANIA-0.5%
           Montgomery County
           IDA
           (Exelon
           Generation Co.)
           Series 2A
    2,500  9/05/03.............     1.10             2,500,000

                                    Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------
 Principal
  Amount
   (000)   Security(a)               Yield            Value
--------------------------------------------------------------------------------
           Montgomery County
           IDA
           (Exelon Generation Co.)
           Series 2A
$   2,500  9/09/03.............     1.10%          $ 2,500,000
                                                   -----------
                                                     5,000,000
                                                   -----------
           TEXAS-2.4%
           Harris County Flood
           Control District
           (Contract Tax Notes)
           Series F
   10,000  8/01/03.............     1.05            10,000,000

           University of Texas
           Board of Regents
           (Permanent University
           Fund) Series 02A
   14,000  10/09/03............     0.90            14,000,000
                                                 -------------
                                                    24,000,000
                                                 -------------
           WASHINGTON-0.8%
           Port of Seattle
           Series 01B-2 AMT
    8,575  7/11/03.............     1.15             8,575,000
                                                 -------------
           Total Commercial Paper
           (amortized cost
           $114,085,000).......                    114,085,000
                                                 -------------
           TOTAL
           INVESTMENTS-102.7%
           (amortized cost
           $1,036,669,199).....                  1,036,669,199
           Other assets less
           liabilities-(2.7%)..                    (27,630,763)
           NET ASSETS-100%
           (offering and
           redemption
           price of $1.00 per share;
           1,010,986,892 shares
           outstanding)........                 $1,009,038,436
                                                ==============




--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

   Glossary of Terms:
   AMT    -Alternative Minimum Tax
   BAN    -Bond Anticipation Note
   COP    -Certificate of Participation
   EDA    -Economic Development Authority
   FGIC   -Financial Guaranty Insurance Company
   FSA    -Financial Security Assurance, Inc.
   GO     -General Obligation
   HFA    -Housing Finance Agency/Authority
   IDA    -Industrial Development Authority
   IDB    -Industrial Development Board
   IDR    -Industrial Development Revenue
   MFHR   -Multi-Family Housing Revenue
   PCR    -Pollution Control Revenue
   RAN    -Revenue Anticipation Note
   SWDR   -Solid Waste Disposal Revenue
   TAN    -Tax Anticipation Note
   TRAN   -Tax & Revenue Anticipation Note

   See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2003            Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest.............................................................                        $   16,435,767
EXPENSES
   Advisory fee (Note B)................................................     $    5,736,269
   Distribution assistance and administrative service (Note C)..........          4,829,314
   Transfer agency (Note B).............................................            304,827
   Custodian fees.......................................................            216,735
   Printing.............................................................             78,172
   Audit and legal fees.................................................             51,448
   Registration fees....................................................             10,540
   Trustees' fees.......................................................              2,800
   Miscellaneous........................................................             13,263
                                                                             --------------
   Total expenses.......................................................         11,243,368
   Less: expense offset arrangement (Note B)............................               (280)
                                                                             --------------
   Net expenses                                                                                     11,243,088
                                                                                                --------------
   Net investment income................................................                             5,192,679
REALIZED LOSS ON INVESTMENT TRANSACTIONS
   Net realized loss on investment transactions.........................                               (38,016)
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $    5,154,663
                                                                                                ==============



--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Year Ended June 30, 2003            Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------

                                                                               Year Ended         Year Ended
                                                                              June 30, 2003      June 30, 2002
                                                                            ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income................................................     $    5,192,679     $   13,523,131
   Net realized gain (loss) on investment transactions..................            (38,016)             1,100
                                                                             --------------     --------------
   Net increase in net assets from operations...........................          5,154,663         13,524,231
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income................................................         (5,192,679)       (13,523,131)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net decrease (Note E)................................................       (257,599,557)       (83,463,335)
                                                                             --------------     --------------
   Total decrease.......................................................       (257,637,573)       (83,462,235)
NET ASSETS
   Beginning of period..................................................      1,266,676,009      1,350,138,244
                                                                             --------------     --------------
   End of period........................................................     $1,009,038,436     $1,266,676,009
                                                                             ==============     ==============


--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003                       Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------
NOTE A: Significant Accounting Policies
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio (the "Portfolio"), Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 2003.

The Portfolio compensates Alliance Global Investor Services, Inc.(AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $107,048 for the year ended June 30, 2003.

For the year ended June 30, 2003, the Portfolio's expenses were reduced by $280 under an expense offset arrangement with AGIS.

NOTES TO FINANCIAL STATEMENTS
(continued)                         Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------
NOTE C: Distribution Assistance and Administrative Services Plan
Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2003, the distribution fee amounted to $2,868,135. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2003, such payments by the Portfolio amounted to $1,961,179, of which $101,500 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At June 30, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2003, the Portfolio had a capital loss carryforward of $1,767,120, which expires in 2004. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable these gains will not be distributed to shareholders. During 2003 $4,619 of capital loss carryforward expired. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the portfolio's next taxable year. For the year ended June 30, 2003, the portfolio deferred to July 1, 2003, post October capital losses of $38,016. Dividends paid from net investment income for the years ended June 30, 2003 and 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.01 par value) are authorized. At June 30, 2003, capital paid-in aggregated $1,010,843,572. Transactions, all at $1.00 per share, were as follows:

                                                                               Year Ended         Year Ended
                                                                                June 30,           June 30,
                                                                                  2003               2002
                                                                            ----------------   ----------------
Shares sold.............................................................      1,801,425,507      2,212,982,924
Shares issued on reinvestments of dividends.............................          5,192,679         13,523,131
Shares redeemed.........................................................     (2,064,217,743)    (2,309,969,390)
                                                                             --------------     --------------
Net decrease............................................................       (257,599,557)       (83,463,335)
                                                                             ==============     ==============


FINANCIAL HIGHLIGHTS                Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      Year Ended June 30,
                                                 -------------------------------------------------------------
                                                    2003         2002        2001         2000        1999
                                                 ----------- -----------  ----------- -----------  -----------
Net asset value, beginning of period...........    $ 1.00       $ 1.00      $ 1.00       $1.00       $ 1.00
                                                   ------       ------      ------       -----       ------
Income From Investment Operations
Net investment income..........................      .005         .010        .029        .029         .024
                                                   ------       ------      ------       -----       ------
Less: Dividends
Dividends from net investment income...........     (.005)       (.010)      (.029)      (.029)       (.024)
                                                   ------       ------      ------       -----       ------
Net asset value, end of period.................    $ 1.00       $ 1.00      $ 1.00       $1.00       $ 1.00
                                                   ======       ======      ======       =====       ======
Total Return
Total investment return based on
   net asset value (a).........................       .45%        1.00%       2.97%       2.89%        2.42%
Ratios/Supplemental Data
Net assets, end of period
   (in millions)...............................    $1,009       $1,267      $1,350       $1,209      $1,168
Ratio to average net assets of:
   Expenses....................................       .98%         .99%       1.00%       1.00 %       1.00%
   Net investment income.......................       .45%        1.01%       2.92%       2.87 %       2.38%



--------------------------------------------------------------------------------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT AUDITORS      Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------
To the Board of Trustees and Shareholders of Alliance Municipal Trust-General Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust-General Portfolio (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended June 30, 1999, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those financial highlights.



PricewaterhouseCoopers LLP
New York, New York
August 14, 2003

                                    Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES
John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)


William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)


OFFICERS
John D. Carifa, Chairman
Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Doris T. Muller, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President


John F. Chiodi, Jr. Vice President
Maria R. Cona, Vice President
Joseph C. Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
  Chief Financial Officer
Thomas R. Manley, Controller


Custodian
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

Distributor
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-Free (800) 221-5672

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


--------------------------------------------------------------------------------
(1) Members of the Audit Committee.

                                    Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                           PORTFOLIOS
                                                                             IN FUND             OTHER
   NAME, AGE, ADDRESS                         PRINCIPAL                      COMPLEX         DIRECTORSHIPS
       OF TRUSTEE                           OCCUPATION(S)                  OVERSEEN BY          HELD BY
   (YEARS OF SERVICE)                    DURING PAST 5 YEARS                 TRUSTEE            TRUSTEE
---------------------------------------------------------------------------------------------------------------------------

Interested Trustee
John D. Carifa, 58,              President, Chief Operating Officer and a        113               None
1345 Avenue of the Americas      Director of ACMC, with which he has been
New York, NY 10105 (14)          associated since prior to 1998.

Disinterested Trustees
Sam Y. Cross, 76                 Formerly Executive Vice President of The        15                None
4046 Chancery Court, N.W.        Federal Reserve Bank of New York and
Washington, DC 20007 (11)        manager for foreign operations for The
                                 Federal Reserve System.

Charles H.P. Duell, 65           President of Middleton Place Foundation         15                None
Middleton Place Foundation,      and President of the Middleton Inn
4300 Ashley River Road           Company with which he has been
Charleston, SC 29414 (18)        associated since prior to 1998. He is
                                 also a Trustee Emeritus of the National
                                 Trust for Historic Preservation and formerly
                                 a Director of the Grand Teton Lodge Company
                                 and GRC, International and Chairman of The
                                 Board of Architectural Review of the City of                        .
                                 Charleston.

William H. Foulk, Jr., 70        An Investment Adviser and an Independent        110               None
2 Sound View Drive, Suite 100    Consultant. He was formerly Senior
Greenwich, CT 06830 (19)         Manager of Barrett Associates, Inc., a
                                 registered investment adviser, with which he
                                 had been associated since prior to 1998. He was
                                 formerly Deputy Comptroller of the State of New
                                 York and, prior thereto, Chief Investment
                                 Officer of the New York Bank for Savings.

David K. Storrs, 59              President of Alternative Investment Group,      15                None
65 South Gate Lane               LLC (an investment firm). He was formerly
Southport, CT 06890              President of The Common Fund (investment
(14)                             management for educational institutions)
                                 with which he had been associated since prior
                                 to 1998.

Shelby White, 64,                An author and financial journalist.             15                None
One Sutton Place South
New York, NY 10022 (11)



                                                                              Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------------------------------------------------
OFFICER INFORMATION
Certain information concerning the Fund's Officers is listed below.

     NAME, ADDRESS*                POSITION(S) HELD                     PRINCIPAL OCCUPATION
         AND AGE                       WITH FUND                        DURING PAST 5 YEARS**
---------------------------------------------------------------------------------------------------------------------------
John D. Carifa, 58               Chairman                               See biography above.

Susan L. Matteson, 40            President                              Senior Vice President of ACMC** and President
                                                                        Alliance Cash Management Services with which
                                                                        she has been associated since prior to 1998.

Kathleen A. Corbet, 43           Senior Vice President                  Executive Vice President of ACMC** with which
                                                                        she has been associated since prior to 1998.

Drew A. Biegel, 52               Senior Vice President                  Vice President of ACMC** with which he has been
                                                                        associated since prior to 1998.

John R. Bonczek, 43              Senior Vice President                  Senior Vice President of ABIRM** with which he has
                                                                        been associated since prior to 1998.

Patricia Ittner, 52              Senior Vice President                  Vice President of ACMC** with which she has been
                                                                        associated since prior to 1998.

Robert I. Kurzweil, 52           Senior Vice President                  Vice President of ABIRM** with which he has been
                                                                        associated since prior to 1998.

Doris T. Muller, 39              Senior Vice President                  Vice President of ABIRM** with which she has been
                                                                        associated since prior to 1998.

William E. Oliver, 53            Senior Vice President                  Senior Vice President of ACMC** with which he has
                                                                        been associated since prior to 1998.

Raymond J. Papera, 47            Senior Vice President                  Senior Vice President of ACMC** with which he has
                                                                        been associated since prior to 1998.

William J. Fagan, 41             Vice President                         Assistant Vice President of ACMC** with which he
                                                                        has been associated since prior to 1998.

Linda N. Kelley, 42              Vice President                         Assistant Vice President of ACMC** with which she
                                                                        has been associated since prior to 1998.

Joseph R. LaSpina, 42            Vice President                         Vice President of ABIRM** with which he has been
                                                                        associated since prior to 1998.

Eileen M. Murphy, 32             Vice President                         Vice President of ACMC** with which she has been
                                                                        associated since prior to 1998.

Maria C. Sazon, 37               Vice President                         Vice President of ACMC** with which she has been
                                                                        associated since prior to 1998.

Edmund P. Bergan, Jr., 53        Secretary                              Senior Vice President and the General Counsel of
                                                                        ABIRM** and AGIS** with which he has been associated
                                                                        since prior to 1998.


                                                                              Alliance Municipal Trust - General Portfolio
--------------------------------------------------------------------------------------------------------------------------

     NAME, ADDRESS*                POSITION(S) HELD                     PRINCIPAL OCCUPATION
         AND AGE                       WITH FUND                        DURING PAST 5 YEARS**
---------------------------------------------------------------------------------------------------------------------------

Mark D. Gersten, 52              Treasurer and Chief          Senior Vice President of AGIS** and Vice
                                 Financial Officer            President of ABIRM** with which he has
                                                              been associated since prior to 1998.

Thomas R. Manley, 51             Controller                   Vice President of ACMC** with which he
                                                              has been associated since prior to 1998.


--------------------------------------------------------------------------------
* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

** ACMC, ABIRM, ACL and AGIS are affiliates of the Fund.

   The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

Alliance Municipal Trust - General Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

Option 1 Option 2
Fund Code 6 4 #
For non-touch-tone telephones, call toll-free (800) 221-9513
-------------------------------------------------------------------------------


ALLIANCE CAPITAL  [LOGO](R)
(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.


AMTAR0603





Alliance Municipal Trust
-General Portfolio

ALLIANCE CAPITAL  [LOGO](R)


Annual Report
June 30, 2003

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.      DESCRIPTION OF EXHIBIT

     10 (b) (1)       Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (b) (2)       Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance Municipal Trust

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  August 22, 2003